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                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                    METLIFE ASSET BUILDER(R) VARIABLE ANNUITY
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
                       SUPPLEMENT DATED NOVEMBER 12, 2010
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2010

This Supplement should be read in conjunction with the MetLife Asset Builder(R) Prospectus dated May 1, 2010, and, to the extent inconsistent therewith, replaces information in the Prospectus dated May 1, 2010. It should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, write to us at Metropolitan Life Insurance Company, Annuities and Investment Operations, P.O. Box 14660, Lexington, KY 40512-4660.

Certain terms used in this Supplement have special meanings. If a term is not defined in this Supplement, it has the meaning given to it in the Prospectus.

The addresses to which purchase payments (whether by regular mail or by overnight mail) should be sent to us have changed. The new addresses are as follows and replace the addresses currently on page 46 of the Prospectus.

REGULAR MAIL

MetLife
P.O. Box 10356
Des Moines, IA 50306-0356

OVERNIGHT MAIL

MetLife
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266-6737

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

P.O. Box 14660
Lexington, KY 40512-4660                                Telephone (866) 438-6477